Lease Obligations (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Lease Obligation [Abstract]
Rent expense	$ 297,105	$ 406,806	$ 311,430	$ 365,360